Shareholders equity (deficit) - Additional Information (Details)			1 Months Ended			2 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 14, 2022 USD ($) $ / shares shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	Apr. 30, 2021 $ / shares	May 31, 2021 CNY (¥) shares	May 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jul. 12, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 30, 2021 shares	Jul. 31, 2021 shares	Jan. 08, 2021 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Description of the shares subdivision											On January 8, 2021, Nano Labs Ltd was incorporated in the Cayman Islands. In April 2021, the Board of the Company approved a one-for-10,000 shares subdivision, following which the authorized share capital of US$50,000 was divided into 500,000,000 ordinary shares with a par value of US$0.0001 each.In January and March 2021, the Company issued ordinary shares, which equivalent to a total of 79,249,000 ordinary shares after the reorganization, to six original shareholders of Zhejiang Haowei with cash proceeds of US$7,925. In April and May 2021, the Company entered into agreements with fourteen new shareholders to issue a total of 20,751,000 ordinary shares for total cash proceeds of RMB 81,000,000 (approximately US$12,600,000). In July 2021, the total of 20,751,000 ordinary shares were issued and the proceeds had been fully collected as of December 31, 2021. In August 2021, the Company entered into agreements with six new shareholders to issue a total of 3,790,000 ordinary shares for total consideration of US$18,950,000 (approximately RMB122,300,000). In November 2021, the total of 3,790,000 shares were issued and the proceeds had been fully collected as of December 31, 2021. Immediately prior to the completion of the initial public offering (“IPO”) on July 12, 2022, the Company adopted a dual-class share structure, consisting of Class A ordinary shares and Class B ordinary shares, with par value of US$0.0001 per share. 57,178,154 ordinary shares, beneficially owned by Mr. Jianping Kong and Mr. Qifeng Sun, the founders of the Company, were re-designated into Class B ordinary shares on a one-for-one basis, and the remaining 46,611,846 ordinary shares were re-designated into Class A ordinary shares on a one-for-one basis.Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to 15 votes per share. Each Class B ordinary share is convertible at any time into one Class A ordinary share, while Class A ordinary shares are not convertible into Class B ordinary shares.On July 14, 2022, the Company completed the IPO with new issuance of totaling 1,770,000 ADSs representing 3,540,000 Class A ordinary shares at a price of US$11.50 per ADS or US$5.75 per ordinary share for gross proceeds of approximately US$20.4 million. The Company received all the net proceeds of approximately US$16.6 million after deducting underwriting discounts and commissions and other offering expenses by July 14, 2022. On September 30, 2022, the Company completed the supplemental offering with new issuance of totaling 2,083,334 ADSs representing 4,166,668 Class A ordinary shares at price of US$2.40 per ADS or US$1.20 per share for gross proceeds of approximately US$5.0 million. The Company received all the net proceeds of approximately US$4.5 million after deducting underwriting discounts and commissions and other offering expenses by October 5, 2022. As of December 31, 2021 and 2022, there were 103,790,000 and 111,496,668 ordinary shares issued and outstanding, respectively.
Share ratio					0.00010
Ordinary shares authorized										200,000,000				500,000,000			500,000,000
Proceeds from issuance of common stock			¥ 122,300,000	$ 18,950,000		¥ 81,000,000	$ 12,600,000	$ 7,925	¥ 144,043,186	$ 20,682,191	¥ 201,199,989	¥ 0
Proceeds from issuance of ordinary shares			¥ 122,300,000	$ 18,950,000		¥ 81,000,000	$ 12,600,000	$ 7,925	144,043,186	$ 20,682,191	201,199,989	0
Authorized share capital | $																	$ 50,000
Ordinary shares, par value | $ / shares					$ 0.0001					$ 0.0001				$ 0.0001
Ordinary shares issued			3,790,000	3,790,000		20,751,000	20,751,000	79,249,000		111,496,668				103,790,000	3,790,000	20,751,000
Ordinary shares outstanding										111,496,668				103,790,000
Cash proceeds			¥ 122,300,000	$ 18,950,000		¥ 81,000,000	$ 12,600,000	$ 7,925	¥ 144,043,186	$ 20,682,191	¥ 201,199,989	¥ 0
Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized										242,821,846				242,821,846
Ordinary shares, par value | $ / shares										$ 0.0001				$ 0.0001
Ordinary shares issued										54,318,514
Ordinary shares outstanding										54,318,514
Class A Ordinary Shares | American Depositary Shares (ADS)
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares for cash (Shares)		3,540,000
Class B Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized										57,178,154				57,178,154
Ordinary shares, par value | $ / shares										$ 0.0001				$ 0.0001
Ordinary shares issued										57,178,154
Ordinary shares outstanding										57,178,154
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance Initial Public Offering | $		$ 16,600,000
IPO [Member] | American Depositary Shares (ADS)
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares for cash (Shares)		1,770,000
Sale of stock, price per share | $ / shares		$ 11.50
IPO [Member] | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares outstanding													46,611,846
IPO [Member] | Class A Ordinary Shares | American Depositary Shares (ADS)
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance Initial Public Offering | $		$ 20,400,000
Sale of stock, price per share | $ / shares		$ 5.75
IPO [Member] | Class B Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares													$ 0.0001
Ordinary shares outstanding													57,178,154
supplemental offering [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from sale of stock | $	$ 4,500,000
supplemental offering [Member] | American Depositary Shares (ADS)
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares for cash (Shares)	2,083,334
supplemental offering [Member] | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares	$ 1.20
supplemental offering [Member] | Class A Ordinary Shares | American Depositary Shares (ADS)
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares for cash (Shares)	4,166,668
Proceeds from issuance of common stock | $	$ 5,000,000.0
Proceeds from issuance of ordinary shares | $	$ 5,000,000.0
Sale of stock, price per share | $ / shares	$ 2.40
Cash proceeds | $	$ 5,000,000.0